[Logo] PIONEER Investments(R)





February 4, 2011



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Value Fund (the "Fund")
        File Nos. 2-32773 and 811-01835
        CIK No. 0000078758

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional for the Fund, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 71 to the Fund's registration statement on Form N-1A, filed electronically on January 28, 2011 (Accession No. 0000078758-11-000002).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.




/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




                 "Member of the UniCredit S.p.A. banking group"